23. Deferred revenue (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	R$ 263	R$ 168
Deferred revenue, current	250	146	R$ 224
Deferred revenue, noncurrent	13	22	R$ 24
Future revenue agreement
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	16	0
Additional or extended warranties
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	19	27
Barter agreement
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	0	14
Services rendering agreement
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	11	13
Revenue from credit card companies
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	44	0
Back lights
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	134	104
Others
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	R$ 39	R$ 10